NOTE 11 - INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income taxes is as follows:
	2012	2011

Current provision	$2,893	$1,302
Deferred provision	299	527

Total provision for income taxes	$3,192	$1,829

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles the expected federal tax provision applied to pre-tax income based on the federal statutory tax rate of 34% to the actual tax provision:

	2012	2011

Income before income taxes	$9,063	$5,379

Income tax provision at Federal statutory rate	$3,081	$1,829

State income taxes	171	39
Other	(60)	(39)

Total income tax provision	$3,192	$1,829

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effect of temporary differences giving rise to the Company’s deferred tax assets and liabilities are as follows:

	2012	2011
Deferred tax assets:
Allowance for uncollectible accounts receivable	$144	$103
Employee compensation and amounts withheld	310	292
Accrued expenses	516	505
Unicap and inventory reserves	912	940
State tax credits	19	110
Interest rate swap (in equity)	145	91
Pension liability (in equity)	1,499	1,371
Goodwill	138	414
Total deferred tax assets	3,683	3,826

Deferred tax liabilities:
Property, plant and equipment	8,066	6,518
Intangibles	443	-
Pension	399	347
Total deferred tax liabilities	8,908	6,865

Net deferred tax liabilities	$(5,225)	$(3,039)

Reflected in consolidated balance sheets as:
Net current deferred tax asset	$1,901	$1,951
Net long-term deferred tax liability	(7,126)	(4,990)
	$(5,225)	$(3,039)